Segment Information (Tables)	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment
Information regarding the Company’s segments for the years ended December 31, 2016, 2015 and 2014 is as follows:

(in millions)	Corporate(1)	Small Business(1)	Public	Other	Headquarters	Total
2016:
Net sales	$5,889.8	$1,140.1	$5,589.4	$1,362.6	$—	$13,981.9
Income (loss) from operations	453.6	68.9	368.0	43.6	(114.9)	819.2
Depreciation and amortization expense	(82.9)	(20.6)	(44.7)	(32.1)	(74.2)	(254.5)

2015:
Net sales	$5,878.7	$1,089.6	$5,183.6	$836.8	$—	$12,988.7
Income (loss) from operations	432.5	68.3	328.6	27.1	(114.5)	742.0
Depreciation and amortization expense	(82.6)	(20.6)	(44.7)	(16.2)	(63.3)	(227.4)

2014:
Net sales	$5,541.8	$1,062.2	$4,938.3	$532.2	$—	$12,074.5
Income (loss) from operations	403.5	57.1	303.9	$21.4	(112.9)	673.0
Depreciation and amortization expense	(81.7)	(20.8)	(44.7)	$(1.7)	(59.0)	(207.9)

Revenue from External Customers by Products and Services
The following table presents Net sales by major category for the years ended December 31, 2016, 2015 and 2014. Categories are based upon internal classifications.

	Year Ended December 31, 2016		Year Ended December 31, 2015(1)		Year Ended December 31, 2014(1)
	Dollars in Millions	Percentage of Total Net Sales	Dollars in Millions	Percentage of Total Net Sales	Dollars in Millions	Percentage of Total Net Sales
Notebooks/Mobile Devices	$2,934.3	21.0%	$2,538.5	19.5%	$2,352.9	19.5%
Netcomm Products	1,950.9	14.0	1,912.3	14.7	1,613.9	13.4
Desktops	1,054.8	7.5	968.6	7.5	1,058.2	8.8
Enterprise and Data Storage (Including Drives)	1,057.6	7.6	1,065.5	8.2	1,023.9	8.5
Other Hardware	3,981.4	28.5	3,798.3	29.2	3,492.3	28.8
Software(2)	2,406.9	17.2	2,161.3	16.6	2,065.8	17.1
Services(2)	579.0	4.1	472.8	3.6	371.1	3.1
Other (3)	17.0	0.1	71.4	0.7	96.4	0.8
Total Net sales	$13,981.9	100.0%	$12,988.7	100.0%	$12,074.5	100.0%

(1)	Amounts have been reclassified for changes in individual product classifications to conform to the presentation for the year ended December 31, 2016.

(2)	Certain software and services revenue is recorded on a net basis for accounting purposes, so the category percentage of net revenues is not representative of the category percentage of gross profits.

(3)	Includes items such as delivery charges to customers and certain commission revenue.